Employee benefits - Summary of Breakdown of Employee Benefits (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Total employee benefits	€ 29,645	€ 51,584
Italian leaving indemnities (TFR)
Disclosure of defined benefit plans [line items]
Total employee benefits	10,507	7,613
Other leaving indemnities
Disclosure of defined benefit plans [line items]
Total employee benefits	10,392	10,486
Post-employment benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	7,247	5,675
Other long-term employee benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	1,165	1,469
Termination benefits
Disclosure of defined benefit plans [line items]
Total employee benefits	334	311
Total defined benefit obligations
Disclosure of defined benefit plans [line items]
Total employee benefits	29,645	25,554
Other long-term payables to employees
Disclosure of defined benefit plans [line items]
Total employee benefits	€ 0	€ 26,030